Earnings per Share (Schedule of Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per Share [abstract]
Net income for the year	$ 66,305	$ 17,858
Weighted average number of shares ('000's)	158,036	136,888
Earnings per share - basic	$ 0.42	$ 0.13
Incremental shares from options	250	236
Incremental shares from warrants	26	929
Weighted average diluted number of shares (000's)	158,312	138,053
Diluted earnings per share	$ 0.42	$ 0.13